STOCK INCENTIVE PLANS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 23,964,509	$ 5,580,550	$ 9,180,369
Granted		$ 18,807,990	$ 3,522,400
Outstanding at begin of period	$ 1.565	$ 1.161	$ 2.025
Exercised		$ (28,031)	$ (18,298)
Forfeitures		(396,000)	(7,103,921)
Outstanding at end of period	$ 29,514,715	$ 23,964,509	$ 5,580,550
Weighted Average Exercise Price Granted	$ 2.087	$ 1.766	$ 1.142
Weighted Average Exercise Price Exercised	(1.650)	(1.359)	(0.250)
Forfeited	1.842	3.300	2.593
Outstanding at ending of period	$ 1.651	$ 1.565	$ 1.161
Granted	$ 7,062,900	$ 18,807,990	$ 3,522,400
Exercised	(11,344)	(28,031)	(18,298)
Forfeitures	$ (1,501,350)	$ (396,000)	$ (7,103,921)
Outstanding at beginning of period	$ 0.998	$ 1.161
Weighted average exercise price exercised		(0.582)
Outstanding at ending of period	$ 1.001	$ 0.998	$ 1.161
Outstanding at beginning of period	22,564,255	20,016,367
Shares granted	60,000	6,608,789
Shares exercised		(3,676,542)
Shares forfeited	0	384,359
Share Outstanding at ending of period	21,714,013	22,564,255	20,016,367
Exercised	(801,486)
Stock Option
Aggregate Intrinsic Value
Outstanding at beginning of period	15,315,120	4,805,000	4,532,668
Shares granted	3,385,000	10,650,745	3,085,000
Shares forfeited	815,000	120,000	2,739,477
Share Outstanding at ending of period	17,878,245	15,315,120	4,805,000
Exercised	(6,875)	(20,625)	(73,191)
Stock Option Activity
Aggregate Intrinsic Value
Outstanding at beginning of period	15,315,120	4,805,000	4,532,668
Shares granted		10,650,745	3,085,000
Shares exercised		(20,625)	(73,191)
Shares forfeited		120,000	2,739,477
Share Outstanding at ending of period		15,315,120	4,805,000
Weighted Average Exercise Price:
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 1.565	$ 1.161	$ 2.025
Weighted average exercise price, granted		1.766	1.142
Weighted average exercise price exercised		(1.359)	(0.250)
Weighted average exercise price forfeited		(3.300)	(2.593)
Outstanding at ending of period		$ 1.565	$ 1.161